Share Incentive Plan	12 Months Ended
Dec. 31, 2021
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share Incentive Plan
17.	SHARE INCENTIVE PLAN

2017 Share Incentive Plan

In October 2017, the shareholders of the Company approved the 2017 Share Incentive Plan (the “2017 ESOP”) under which the Company can grant a maximum of 483,846 ordinary shares. On August 24, 2018, the Company further approved an additional 345,503 ordinary shares for issuance, and therefore, 829,349 ordinary shares were reserved for issuance under the 2017 ESOP.

Options

No options were granted during the years ended December 31, 2019, 2020 and 2021. A summary of option activities during the year ended December 31, 2021 were presented below:

			Weighted- average		Weighted-
		Weighted-	remaining	Aggregated	average
	Number of	average	contractual	intrinsic	grant date
Share options	shares	exercise price	term(years)	value	fair value
		RMB		RMB	RMB
Outstanding, December 31, 2020	39,225	560.95	6.81	—	271.90
Forfeited	(7,294)	560.95	—	—	271.90
Outstanding, December 31, 2021	31,931	560.95	5.81	—	271.90

Non-vested Shares

On August 1, 2020, the Company granted 80,000 nonvested shares to two employees which were vested immediately and a compensation expense of RMB 27,898 was recorded for the year ended December 31, 2020. No non-vested shares were granted during the year ended December 31, 2021.

Total share-based compensation expense of share-based awards granted to employees, certain directors and management recognized for the years ended December 31, 2019, 2020 and 2021 were as follows:

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Cost of revenues	317	146	101
Sales and marketing expenses	674	14,278	(14)
General and administrative expenses	1,979	15,324	681
	2,970	29,748	768

As of December 31, 2021, the unrecognized share-based compensation expenses related to share options were RMB471, which are expected to be recognized in 2022.